Other Current and Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current and Non-current Assets
Schedule ofOther current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	2021	2020
Equity participation ZIM	$423,024	—
Straight-lining of revenue	18,997	$9,454
Claims receivable	8,919	—
Other assets	8,192	4,875
Total current assets	$459,132	$14,329

Available for sale securities:
ZIM notes, net	—	$43,559
HMM notes, net	—	19,328
Equity participation ZIM	—	75
Other assets	41,739	20,421
Total non-current assets	$41,739	$83,383

Schedule of available for sale securities at fair value and unrealized losses

	Amortized cost		Unrealized
Description of securities	basis	Fair value	gain/(loss)
December 31, 2021	—	—	—

December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

Schedule of unrealized loss on available for sale securities

Unrealized
gain/(loss)
on available for
sale securities
Balance as of January 1, 2019	$(36,378)
Unrealized loss on available for sale securities	(1,846)
Balance as of December 31, 2019	(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—